UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	August 31, 2014

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund

Dalton, Greiner, Hartman, Maher & Co., LLC
A Boston Private Wealth Management Company

DGHM FUNDS

Semi-Annual Report to Shareholders

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

For the six months ended August 31, 2014
(unaudited)

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Number of		% of Net
Shares	Security Description	Assets	Value

	COMMON STOCKS	97.57%

	COMPUTERS/SOFTWARE	4.89%
68,284	Activision Blizzard, Inc.		$1,607,405
15,289	SanDisk Corp.		1,497,711

			3,105,116

	DIVERSIFIED FINANCIAL SERVICES	16.58%
30,435	CIT Group Inc.		1,459,663
50,222	Invesco Limited		2,051,066
34,508	JPMorgan Chase & Co.		2,051,501
122,750	KeyCorp		1,670,628
163,335	Regions Financial Corp.		1,657,850
43,165	Suntrust Banks, Inc.		1,643,723

			10,534,431

	HEALTHCARE	7.53%
39,702	Abbott Laboratories		1,677,012
17,556	Covance Inc.*		1,455,392
19,860	Stryker Corp.		1,654,537

			4,786,941

	INSURANCE	8.29%
14,967	ACE Limited		1,591,441
38,455	Lincoln National Corp.		2,116,563
25,368	The Allstate Corp.		1,559,879

			5,267,883

	INTEGRATED UTILITIES	10.94%
27,535	Halliburton Co.		1,861,642
50,188	Public Service Enterprise Group Inc.		1,876,529
33,751	Southwestern Energy Co.*		1,389,866
40,309	Wisconsin Energy Corp.		1,827,207

			6,955,244

	MEDIA	4.91%
18,511	The DIRECTV Group, Inc. Class A*		1,600,276
19,714	Time Warner Inc.		1,518,569

			3,118,845

	MISCELLANEOUS MANUFACTURING	19.72%
10,146	3M Company		1,461,024
28,255	Analog Devices, Inc.		1,444,396
11,665	Becton, Dickinson and Co.		1,366,788
29,354	General Mills, Inc.		1,566,917
18,572	Ingredion Inc.		1,481,303
51,430	Kapstone Paper and Packaging Corp.*		1,580,958
25,927	Regal-Beloit Corp.		1,842,632
50,565	Zoetis Inc.		1,792,024

			12,536,042

	OIL & GAS SERVICES	7.99%
24,281	Baker Hughes Inc.		1,678,788
76,010	Helix Energy Solutions Group*		2,076,593
53,254	MRC Global Inc.*		1,321,764

			5,077,145

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited) (Continued)

Number of		% of Net
Shares	Security Description	Assets	Value

	PROFESSIONAL SERVICE	2.37%
19,409	Manpower Group, Inc.		$1,505,750

	REAL ESTATE INVESTMENT TRUST	4.19%
17,608	Alexandria Real Estate Equities, Inc.		1,392,089
70,931	American Homes 4 Rent		1,268,246

			2,660,335

	RETAIL	2.37%
23,462	Bed Bath & Beyond Inc.*		1,507,668

	TELECOMMUNICATIONS	2.47%
44,872	AT&T Inc.		1,568,725

	TRANSPORTATION	5.32%
53,147	Delta Air Lines, Inc.		2,103,558
23,751	Thor Industries, Inc.		1,275,666

			3,379,224

	TOTAL COMMON STOCKS
	(Cost: $45,322,935)	97.57%	62,003,349

	SHORT TERM INVESTMENTS	2.33%
	Wells Fargo Advantage Treasury Plus
	Money Market Fund 0.1%**
1,482,790	(Cost: $1,482,790)		1,482,790

	TOTAL INVESTMENTS:
	(Cost: $46,805,725)	99.90%	63,486,139
	Other assets, net of liabilities	0.10%	64,660

	NET ASSETS	100.000%	$63,550,799

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related Statement of Assets and Liabilities).

**Effective 7 day yield as of August 31, 2014

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Number of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	95.46%

	BANKS	15.39%
13,286	Associated Banc-Corp.		$241,539
8,780	Colony Financial Inc.		196,848
12,558	First Midwest Bancorp, Inc.		211,602
6,290	Hancock Holding Co.		209,080
17,836	National Penn Bancshares, Inc.		178,360
14,796	Old National Bancorp		193,680
11,938	Provident Financial Services		203,065
8,287	Sandy Spring Bancorp, Inc.		200,297
5,643	Webster Financial Corp.		166,468
5,991	WesBanco, Inc.		186,021

			1,986,960

	COMMERCIAL SERVICES	1.76%
7516	Korn/Ferry International*		227,359

	COMPUTERS/SOFTWARE/DATA	5.34%
2,514	Acxiom Corp.*		46,622
10,089	AVG Technologies NV*		176,961
6,184	PTC Inc.*		239,259
10,847	Sykes Enterprise, Inc.*		227,136

			689,978

	DIVERSIFIED REAL ESTATE INVESTMENTS	10.16%
9,694	BioMed Realty Trust, Inc.		217,630
17,306	Cousins Properties, Inc.		219,613
21,898	Glimcher Realty Trust		245,915
34,222	Hersha Hospitality Trust		232,367
7,726	Kite Realty Group		198,713
3,682	Sun Communities, Inc.		197,466

			1,311,704

	EDUCATIONAL	1.26%
8,628	K12 Inc.*		162,465

	FINANCE	1.69%
4,096	Piper Jaffray Companies, Inc.*		218,563

	HEALTHCARE	3.26%
1,480	Hanger, Inc.*		33,152
3,547	ICON PLC ADR*		175,718
4,442	Molina Healthcare Inc.*		212,505

			421,375

	INSURANCE	6.87%
7,956	American Equity Investment Life Holding Co.		196,832
13,339	Crawford & Co. Class B		120,184
4,821	First American Financial Corp.		136,675
18,563	Radian Group Inc.		270,277
5,547	United Fire Group Inc.		162,638

			886,606

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited) (Continued)

Number of		% of
Shares	Security Description	Net Assets	Value

	INVESTMENT SERVICES	2.31%
3,641	GAMCO Investors, Inc. Class A		$285,127
500	Kennedy-Wilson Holdings Inc.		13,060

			298,187

	MEDIA	2.98%
38,532	Entravision Communications Class A		176,476
21,046	Gray Television, Inc.*		208,987

			385,463

	MISCELLANEOUS MANUFACTURING	16.76%
2,571	Clearwater Paper Corp.*		177,913
1,860	Cytec Industries Inc.		191,654
6,434	EMCOR Group, Inc.		277,949
6,022	L. B. Foster Co. Class A		315,914
2,936	Greif Inc. Class A		140,605
1,203	Hyster-Yale Materials Handling, Inc.		92,739
2,371	Kaiser Aluminum Corp.		190,984
6,104	Mueller Industries, Inc.		178,481
4,309	NetScout Systems, Inc.*		198,516
4,618	A. Schulman, Inc.		179,317
6,579	Tower International Inc.*		220,594

			2,164,666

	OIL & GAS SERVICES	7.43%
7,352	Bill Barrett Corp.*		167,405
6,501	Helix Energy Solutions Group Inc.*		177,607
14,548	Precision Drilling Corp.		184,905
12,439	Rex Energy Corp.*		190,068
5,815	Vectren Corp.		239,753

			959,738

	PROFESSIONAL SERVICES	1.53%
7,290	TrueBlue, Inc.*		197,851

	RETAIL	6.63%
6,508	The Cato Corp. Class A		225,623
11,279	Chico’s FAS, Inc.		178,208
4,963	The Finish Line, Inc. Class A		147,054
8,731	Kirkland’s Inc.*		155,674
3,477	Weis Markets, Inc.		149,337

			855,896

	TECHNOLOGY	1.86%
2,690	Anixter International Inc.		240,029

	TRANSPORTATION	5.18%
4,825	Old Dominion Freight Line, Inc.*		321,683
2,608	Spirit Airlines Inc.*		183,577
3,048	Thor Industries, Inc.		163,708

			668,968

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited) (Continued)

Number of		% of
Shares	Security Description	Net Assets	Value

	UTILITIES	5.05%
7,080	Avista Corp.		$229,817
3,011	PDC Energy, Inc.		180,931
6,990	Portland General Electric Co.		240,945

			651,693

	TOTAL COMMON STOCKS
	(Cost: $11,589,466)	95.46%	12,327,501

	SHORT TERM INVESTMENTS	3.99%
	Wells Fargo Advantage Treasury Plus
	Money Market Fund 0.1%**
515,164	(Cost: $515,164)		515,164

	TOTAL INVESTMENTS:
	(Cost: $12,104,630)	99.45%	12,842,665
	Other assets, net of liabilities	0.55%	70,713

	NET ASSETS	100.00%	$12,913,378

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related Statement of Assets and Liabilities).

**Effective 7 day yield as of August 31, 2014

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2014 (unaudited)

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund

ASSETS
Investments at value (identified cost of $46,805,725
and $12,104,630, respectively) (Note 1)	$63,486,139	$12,842,665
Receivable for investments sold	-	71,491
Receivable for capital stock sold	39,363	16,869
Dividends receivable	74,696	9,051
Interest receivable	10	-
Prepaid expenses	33,877	17,248

TOTAL ASSETS	63,634,085	12,957,324

LIABILITIES
Payable for securities purchased	-	39,972
Payable for capital stock redeemed	5,000	237
Accrued investment advisory fees	35,024	1,556
Accrued 12b-1 fees	11,534	44
Accrued administration, transfer agent and accounting fees	6,614	1,403
Accrued custody fees	659	-
Other accrued expenses	24,455	734

TOTAL LIABILITIES	83,286	43,946

NET ASSETS	$63,550,799	$12,913,378

Net Assets Consist of:
Paid-in-capital applicable to 4,402,216 and 1,149,417 no par value shares of
beneficial interest outstanding, respectively, unlimited shares authorized	$38,025,121	$12,310,247
Accumulated net investment income (loss)	165,401	29,220
Accumulated net realized gain (loss) on investments	8,679,863	(164,124)
Net unrealized appreciation (depreciation) of investments	16,680,414	738,035

Net Assets	$63,550,799	$12,913,378

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
($27,895,926/ 1,924,574 shares outstanding and
$326,184 / 30,873 shares outstanding, respectively)	$14.49	$10.57

Class C (a)
($6,143,678 / 442,373 shares outstanding)	$13.89	N/A

Institutional Class
($29,511,195 / 2,035,269 shares outstanding and
$12,587,194 / 1,118,544 shares outstanding, respectively)	$14.50	$11.25

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF OPERATIONS
For the six months ended August 31, 2014 (unaudited)

	DGHM All-Cap Value Fund	DGHM V2000 SmallCap Value Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $ 86 and $407)	$537,662	$86,137
Interest	-	25

Total investment income	537,662	86,162

EXPENSES
Investment advisory fees (Note 2)	214,575	45,897
12b-1 fees (Note 2)
Investor Class	37,802	408
Class C	30,069	-
Recordkeeping and administrative services (Note 2)	33,012	5,255
Accounting fees (Note 2)	16,506	5,255
Custodian fees	4,472	4,799
Transfer agent fees (Note 2)
Investor Class	12,406	365
Class C	2,347	-
Institutional Class	6,720	5,082
Professional fees	35,669	6,837
Filing and registration fees	20,162	5,427
Trustee fees	1,353	1,412
Compliance fees	8,839	2,737
Shareholder servicing and reports
Investor Class	17,331	828
Class C	1,284	-
Institutional Class	8,650	2,128
Other	17,622	2,726

Total expenses	468,819	89,156
Advisory fee waivers and reimbursed expenses (Note 2)	-	(32,246)

Net Expenses	468,819	56,910

Net investment income (loss)	68,843	29,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	4,763,538	(163,860)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(814,148)	334,745

Net realized and unrealized gain (loss) on investments	3,949,390	170,885

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,018,233	$200,137

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	DGHM All-Cap Value Fund		DGHM V2000 SmallCap Value Fund

	For the Six months ended August 31, 2014 (unuadited)	For the Year ended February 28, 2014	For the Six months ended August 31, 2014 (unuadited)	For the Year ended February 28, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$68,843	$158,287	$29,252	$14,535
Net realized gain (loss) on investments	4,763,538	9,325,696	(163,860)	28,710
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(814,148)	6,093,098	334,745	347,283

Increase (decrease) in net assets from
operations	4,018,233	15,577,081	200,137	390,528

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	-	-	-	(9,202)
Class C	-	-	-	-
Institutional Class	-	-	-	-
Net realized gain
Investor Class	-	(3,189,873)	-	(3,006)
Class C	-	(536,289)	-	-
Institutional Class	-	(2,719,185)	-	(29,889)

Decrease in net assets from distributions	-	(6,445,347)	-	(42,097)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	1,515,154	3,129,408	2,000	59,001
Class C	447,289	572,267	-	-
Institutional Class	3,493,602	6,953,862	6,888,649	7,350,108
Distributions reinvested	-
Investor Class	-	2,441,055	-	8,737
Class C	-	511,198	-	-
Institutional Class	-	2,109,938	-	29,889
Shares redeemed
Investor Class	(7,377,914)	(8,503,076)	-	(32,462)
Class C	(250,987)	(1,308,475)	-	-
Institutional Class	(4,878,789)	(10,239,876)	(1,760,591)	(609,386)

Increase (decrease) in net assets from capital
stock transactions	(7,051,645)	(4,333,699)	5,130,058	6,805,887

NET ASSETS
Increase (decrease) during period	(3,033,412)	4,798,035	5,330,195	7,154,318
Beginning of period	66,584,211	61,786,176	7,583,183	428,865

End of period (including accumulated
net investment income (loss) of $165,401,

$96,558 and $29,220, (32), respectively)	$63,550,799	$66,584,211	$12,913,378	$7,583,183

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

	Six months ended						Year ended
	August 31, 2014		Year ended February 28,				February 29,		Year ended February 28,

	(unaudited)		2014		2013		2012		2011		2010

Net asset value, beginning of period	$13.64		$11.79		$11.13		$11.60		$9.44		$6.26

Investment activities
Net investment income (loss)	0.01	(B)	0.02	(B)	0.09	(B)	0.08	(B)	-	(A)(B)	0.01
Net realized and unrealized gain
(loss) on investments	0.84		3.21		0.84		(0.39)		2.16		3.19

Total from investment activities	0.85		3.23		0.93		(0.31)		2.16		3.20

Distributions
Net investment income	-		-		(0.16)		(0.06)		-	(A)	-
Net realized gain	-		(1.38)		(0.11)		(0.10)		-		(0.02)

Total distributions	-		(1.38)		(0.27)		(0.16)		-		(0.02)

Net asset value, end of period	$14.49		$13.64		$11.79		$11.13		$11.60		$9.44

Total Return	6.23%	***	27.91%		8.59%		(2.56%	)	22.89%		51.17%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.51%	**	1.60%		1.45%		1.30%		1.47%		1.71%
Net investment income (loss)	0.12%	**	0.17%		0.86%		0.74%		0.04%		0.19%
Portfolio turnover rate	20.38%	***	40.36%		60.57%		49.53%		53.05%		101.89%
Net assets, end of period (000’s)	$27,896		$31,893		$30,165		$75,004%		$71,124		$43,669

**	Annualized
***	Not annualized
(A)	Less than $0.01 per share.
(B)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Class C Shares

	Six months ended						Year ended
	August 31, 2014		Year ended February 28,				February 29,		Year ended February 28,

	(unaudited)		2014		2013		2012		2011		2010

Net asset value, beginning of period	$13.11		$11.47		$10.87		$11.36		$9.31		$6.20

Investment activities
Net investment income (loss)	(0.04	)(B)	(0.07	)(B)	0.01	(B)	-	(A)(B)	(0.07	)(B)	(0.04)
Net realized and unrealized gain
(loss) on investments	0.82		3.09		0.83		(0.39)		2.12		3.15

Total from investment activities	0.78		3.02		0.84		(0.39)		2.05		3.11

Distributions
Net investment income	-		-		(0.13)		-		-		-
Net realized gain	-		(1.38)		(0.11)		(0.10)		-		-

Total distributions	-		(1.38)		(0.24)		(0.10)		-		-

Net asset value, end of period	$13.89		$13.11		$11.47		$10.87		$11.36		$9.31

Total Return	5.95%	***	26.83%		7.88%		(3.37%	)	22.02%		50.16%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.19%	**	2.34%		2.20%		2.08%		2.23%		2.46%
Net investment income (loss)	(0.56%	)**	(0.57%	)	0.12%		(0.04%	)	(0.69%	)	(0.56%	)
Portfolio turnover rate	20.38%	***	40.36%		60.57%		49.53%		53.05%		101.89%
Net assets, end of period (000’s)	$6,144		$5,606		$5,111		$4,832		$4,713		$2,304

**	Annualized
***	Not annualized
(A)	Less than $0.01 per share.
(B)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six months ended				Year ended
	August 31, 2014		Year ended February 28,		February 29,	Period July 19, 2010*

	(unaudited)		2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$13.62		$11.75	$11.13	$11.59	$9.33

Investment activities
Net investment income (loss)(A)	0.03		0.07	0.13	0.11	0.03
Net realized and unrealized gain
(loss) on investments	0.85		3.18	0.85	(0.38)	2.26

Total from investment activities	0.88		3.25	0.98	(0.27)	2.29

Distributions
Net investment income	-		-	(0.25)	(0.09)	-
Net realized gain	-		(1.38)	(0.11)	(0.10)	(0.03)

Total distributions	-		(1.38)	(0.36)	(0.19)	(0.03)

Net asset value, end of period	$14.50		$13.62	$11.75	$11.13	$11.59

Total Return	6.46%	***	28.18%	9.03%	(2.21% )	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.17%	**	1.27%	1.12%	1.01%	1.11%	**
Net investment income (loss)	0.46%	**	0.50%	1.20%	1.03%	0.46%	**
Portfolio turnover rate	20.38%	***	40.36%	60.57%	49.53%	53.05%	** *
Net assets, end of period (000’s)	$29,511		$29,085	$26,509	$62,319	$17,486

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

	Six Months ended				Year ended
	August 31, 2014		Year ended February 28,		February 29,	Period June 30, 2010*

	(unaudited)		2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$10.38		$8.65	$7.75	$12.92	$10.00

Investment activities
Net investment income (loss)(A )	(0.02)		0.03	0.12	(0.05)	-	(B)
Net realized and unrealized gain
(loss) on investments	0.21		2.13	0.94	(0.74)	3.10

Total from investment activities	0.19		2.16	1.06	(0.79)	3.10

Distributions
Net investment income	-		(0.32)	(0.04)	(0.48)	-
Net realized gains	-		(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	-		(0.43)	(0.16)	(4.38)	(0.18)

Net asset value, end of period	$10.57		$10.38	$8.65	$7.75	$12.92

Total Return	1.83%	***	25.12%	13.77%	(3.43% )	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.38%	**	7.59%	21.40%	29.98%	15.71%	**
Expenses, net of legal and compliance fees
waivers before management fee waivers	2.38%	**	6.77%	16.87%	29.98%	15.71%	**
Expenses, net of all waivers	1.40%	**	1.53%	1.90%	1.90%	1.90%	**
Net investment income (loss)	0.10%	***	0.26%	1.45%	(0.40% )	0.07%	**
Portfolio turnover rate	44.11%	***	41.45%	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$326		$318	$238	$75	$260

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.
(B)	Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six months ended			Year ended
	August 31. 2014	Year ended February 28,		February 29,	Period June 30, 2010*

	(unaudited)	2014	2013	2012	to February 28, 2011

Net asset value, beginning of period	$11.02	$8.88	$8.01	$13.01	$10.00

Investment activities
Net investment income (loss)(A)	0.03	0.08	0.14	(0.02)	0.02
Net realized and unrealized gain
(loss) on investments	0.20	2.17	0.98	(0.75)	3.20

Total from investment activities	0.23	2.25	1.12	(0.77)	3.22

Distributions
Net investment income	-	-	(0.13)	(0.33)	(0.03)
Net realized gains	-	(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	-	(0.11)	(0.25)	(4.23)	(0.21)

Net asset value, end of period	$11.25	$11.02	$8.88	$8.01	$13.01

Total Return	2.09%	25.33%	14.08%	(3.34% )	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.53%	4.62%	19.45%	29.82%	15.46%	**
Expenses, net of legal and compliance fees
waivers before management fee waivers	4.53%	3.80%	14.92%	29.82%	15.46%	**
Expenses, net of all waivers	0.98%	1.01%	1.65%	1.65%	1.65%	**
Net investment income (loss)	0.78%	0.78%	1.70%	(0.15% )	0.32%	**
Portfolio turnover rate	44.11%	41.45%	118.00%	58.38%	33.60%	***
Net assets, end of period (000’s)	$12,587	$7,265	$191	$351	$998

*	Commencement of operations
**	Annualized
***	Not annualized
(A)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited)

NOTE 1–ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the Funds were reorganized from the DGHM Investment Trust into the World Funds Trust. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

“fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2014:

		Level 2
		Other	Level 3
	Quoted	Significant	Significant
	Level 1	Observable	Unobservable
	Prices	Inputs	Inputs	Total
All-Cap Fund
Common Stocks	$62,003,349	$-	$-	$62,003,349
Short Term Investments	1,482,790	$-	$-	1,482,790

	$63,486,139	$-	$-	$63,486,139

SmallCap Fund
Common Stocks	$12,327,501	$-	$-	$12,327,501
Short Term Investments	515,164	$-	$-	515,164

	$12,842,665	$-	$-	$12,842,665

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry. The Funds held no Level 3 securities at any time during the six months. There were no transfers between levels during the six months ended August 31, 2014. It is the Funds’ policy to recognize transfers between levels as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

The Funds recognize tax benefits on uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination from tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for each of the years 2012, 2013, 2014 and those expected to be taken in the Funds’ 2015 tax returns. The Funds have no examinations in

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ Federal tax returns filed in the three-year period ended February 28, 2014 remain subject to examination by the Internal Revenue Service. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2014, there were no such reclassifications for the All-Cap Fund or for the SmallCap Fund.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of August 31, 2014, there were no Class C Shares of the SmallCap Fund outstanding.

NOTE 2–INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the six months ended August 31, 2014, the Advisor earned $214,575 in advisory fees from the All-Cap Fund. For the six months ended August 31, 2014, the Advisor earned $45,897 and waived $32,246 in advisory fees from the SmallCap Fund.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% of average daily net assets of the All-Cap Fund through June 30, 2015 and to 0.98% of average daily net assets of the SmallCap through June 30, 2015. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable. In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed subject to the expense cap in place at the time of reimbursement. As of August 31, 2014, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. For the six months ended August 31, 2014, the Advisor waived $32,246 in advisory fees for the SmallCap Fund. The total amount of recoverable reimbursements as of August 31, 2014 was $282,424 and expires as follows:

2015	$138,807
2016	47,899
2017	63,472
2018	32,246

$282,424

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, the SmallCap Fund adopted a shareholder servicing plan for its Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. The All-Cap Fund incurred $37,802 and $30,069, in 12b-1 fees under the Plans with respect to Investor Class Shares and Class C Shares, respectively, for the six months ended August 31, 2014. The SmallCap Fund incurred $408 in 12b-1 fees and $278 in shareholder servicing under the Plans with respect to Investor Class Shares for the six months ended August 31, 2014.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor. For the six months ended August 31, 2014, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2014, FDCC received $30 in CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds. For such administrative services, CSS earned $33,012 and $5,255 for the six months ended August 31, 2014 from the All-Cap Fund and SmallCap Fund, respectively.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent. For such services, CFSI earned $21,473 and $5,447 for the six months ended August 31, 2014 from the All-Cap Fund and the SmallCap Fund, respectively.

Commonwealth Fund Accounting (“CFA”) is the Funds’ accounting services agent. For such services, CFA earned $16,506 and $5,255 for the six months ended August 31, 2014 from the All-Cap Fund and the SmallCap Fund, respectively.

Certain officers and/or an interested trustee of the Funds are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Funds for serving as an officer of the Trust.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2014, were $11,146,264 and $16,199,435, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2014, were $8,912,371 and $3,975,772, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended August 31, 2014 and the year ended February 28, 2014 were as follows:

	All-Cap Fund		SmallCap Fund

	Six months		Six months
	ended	Year	ended	Year
	August 31,	ended	August 31,	ended
	2014	February	2014	February
	(unaudited)	28, 2014	(unaudited)	28, 2014

Distributions paid from:
Ordinary income	$-	$647,095	$-	$31,111
Capital gains	-	5,798,252	-	10,986

	$-	$6,445,347	$-	$42,097

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

As of August 31, 2014, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund

Accumulated net investment income (loss)	$165,401	$29,220
Accumulated net realized gain (loss) on investments	8,679,863	(164,124)
Net unrealized appreciation (depreciation) on investments	16,680,414	738,035

	$25,525,678	$603,131

Cost of securities for Federal Income tax purpose is $46,805,725 for All-Cap Fund and $12,104,630 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$17,235,095	$1,079,582
Gross unrealized depreciation	(554,681)	(341,547)

Net unrealized appreciation	$16,680,414	$738,035

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Six months ended August 31, 2014 (unaudited)

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	106,366	$1,515,514	33,358	$447,289	247,657	$3,493,602
Shares reinvested	-	-	-	-	-	-,
Shares redeemed	(520,530)	(7,377,914)	(18,591)	(250,987)	(348,092)	(4,878,789)

Net increase(decrease)	(414,164)	$(5,862,760)	14,767	$196,302	(100,435)	$(1,385,187)

	All Cap Fund

	Year ended February 28, 2014

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	239,133	$3,129,408	45,315	$572,267	528,371	$6,953,862
Shares reinvested	186,198	2,441,055	40,475	511,198	161,310	2,109,938
Shares redeemed	(644,354)	(8,503,076)	(103,900)	(1,308,475)	(810,512)	(10,239,876)

Net increase (decrease)	(219,023)	$(2,932,613)	(18,110)	$(225,010)	(120,831)	$(1,175,076)

	SmallCap Fund

	Six months ended August 31, 2014 (unaudited)

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	195	$2,000	616,769	$6,888,649
Shares reinvested	-	-	-	-
Shares redeemed	-	-	(157,206)	(1,760,591)

Net increase (decrease)	195	$2,000	459,563	$5,128,058

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2014 (unaudited) (continued)

	SmallCap Fund

	Year ended February 28, 2014

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount
Shares sold	5,707	$59,001	691,023	$7,350,108
Shares reinvested	871	8,737	2,806	29,889
Shares redeemed	(3,407)	(32,462)	(56,346)	(609,386)

Net increase (decrease)	3,171	$35,276	637,483	$6,770,611

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these Trust arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust ( the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM FUNDS
FUND EXPENSES (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2014, and held for the six months ended August 31, 2014.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

     DGHM ALL-CAP VALUE FUND
INVESTOR CLASS	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 through August 31, 2014
Actual	$1,000.00	$1,062.30	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.68

CLASS C	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 through August 31, 2014
Actual	$1,000.00	$1,059.50	$11.37
Hypothetical (5% return before expenses)	$1,000.00	$1,014.05	$11.12

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 through August 31, 2014
Actual	$1,000.00	$1,064.60	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.95

* - Expenses are equal to the Fund’s annualized expense ratio of 1.51% for Investor Class, 2.19% for Class C and 1.17% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

     DGHM V2000 SMALLCAP VALUE FUND
INVESTOR CLASS	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 through August 31, 2014
Actual	$1,000.00	$1,018.30	$7.12
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.12

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 through August 31, 2014
Actual	$1,000.00	$1,020.90	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.99

* - Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor Class and 0.98% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

For account information, wire purchase or redemptions, call or write to World
Funds Trust’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 (Toll Free)

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: November 6, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: November 6, 2014

* Print the name and title of each signing officer under his or her signature.